Financial Risks - Schedule of Ratings Distribution of General Account Portfolios (Detail) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about credit rating [line items]
Fair value	€ 75,557	€ 160,187
Total	76,766	155,188
Credit rating general account investments, excluding reinsurance assets [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	12,556	46,823
Fair value	66,917	117,145
Total	80,323	163,967
Credit rating general account investments, excluding reinsurance assets [member] | AAA [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	1,488	3,989
Fair value	12,404	28,476
Total	13,892	32,465
Credit rating general account investments, excluding reinsurance assets [member] | AA [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	4,454	4,436
Fair value	4,277	12,197
Total	8,731	16,633
Credit rating general account investments, excluding reinsurance assets [member] | A [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	3,818	3,481
Fair value	20,527	34,530
Total	24,345	38,011
Credit rating general account investments, excluding reinsurance assets [member] | BBB [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	666	1,564
Fair value	19,653	29,866
Total	20,319	31,431
Credit rating general account investments, excluding reinsurance assets [member] | BB [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	48	103
Fair value	1,505	2,015
Total	1,553	2,118
Credit rating general account investments, excluding reinsurance assets [member] | B [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost		18
Fair value	605	938
Total	605	956
Credit rating general account investments, excluding reinsurance assets [member] | CCC or lower [member]
Disclosure of detailed information about credit rating [line items]
Fair value	449	473
Total	449	473
Credit rating general account investments, excluding reinsurance assets [member] | Assets not rated [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	2,081	33,053
Fair value	5,235	6,474
Total	8,167	39,527
Credit rating general account investments, excluding reinsurance assets [member] | Credit rating general account investments [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	12,556	46,644
Fair value	64,656	114,968
Total	78,061	161,613
Credit rating general account investments, excluding reinsurance assets [member] | Financial assets past due and or impaired assets [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost		178
Fair value	2,261	2,176
Total	2,262	2,355
Credit rating general account investments, excluding reinsurance assets [member] | Asset management [member]
Disclosure of detailed information about credit rating [line items]
Fair value	136	296
Credit rating general account investments, excluding reinsurance assets [member] | Asset management [member] | AAA [member]
Disclosure of detailed information about credit rating [line items]
Fair value	135	295
Credit rating general account investments, excluding reinsurance assets [member] | Asset management [member] | Assets not rated [member]
Disclosure of detailed information about credit rating [line items]
Fair value	1	2
Credit rating general account investments, excluding reinsurance assets [member] | Asset management [member] | Credit rating general account investments [member]
Disclosure of detailed information about credit rating [line items]
Fair value	136	296
Credit rating general account investments, excluding reinsurance assets [member] | Americas [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	12,475	11,352
Fair value	63,178	71,662
Credit rating general account investments, excluding reinsurance assets [member] | Americas [member] | AAA [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	1,488	1,383
Fair value	12,124	15,537
Credit rating general account investments, excluding reinsurance assets [member] | Americas [member] | AA [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	4,454	4,219
Fair value	3,659	4,438
Credit rating general account investments, excluding reinsurance assets [member] | Americas [member] | A [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	3,779	3,301
Fair value	19,374	20,888
Credit rating general account investments, excluding reinsurance assets [member] | Americas [member] | BBB [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	671	519
Fair value	18,785	21,894
Credit rating general account investments, excluding reinsurance assets [member] | Americas [member] | BB [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	48	59
Fair value	1,434	1,614
Credit rating general account investments, excluding reinsurance assets [member] | Americas [member] | B [member]
Disclosure of detailed information about credit rating [line items]
Fair value	592	549
Credit rating general account investments, excluding reinsurance assets [member] | Americas [member] | CCC or lower [member]
Disclosure of detailed information about credit rating [line items]
Fair value	445	441
Credit rating general account investments, excluding reinsurance assets [member] | Americas [member] | Assets not rated [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	2,035	1,868
Fair value	4,525	4,257
Credit rating general account investments, excluding reinsurance assets [member] | Americas [member] | Credit rating general account investments [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	12,475	11,349
Fair value	60,938	69,618
Credit rating general account investments, excluding reinsurance assets [member] | Americas [member] | Financial assets past due and or impaired assets [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost		2
Fair value	2,239	2,044
Credit rating general account investments, excluding reinsurance assets [member] | The Netherlands [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost		35,358
Fair value		35,000
Credit rating general account investments, excluding reinsurance assets [member] | The Netherlands [member] | AAA [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost		2,607
Fair value		11,832
Credit rating general account investments, excluding reinsurance assets [member] | The Netherlands [member] | AA [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost		216
Fair value		6,474
Credit rating general account investments, excluding reinsurance assets [member] | The Netherlands [member] | A [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost		128
Fair value		10,636
Credit rating general account investments, excluding reinsurance assets [member] | The Netherlands [member] | BBB [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost		1,050
Fair value		4,458
Credit rating general account investments, excluding reinsurance assets [member] | The Netherlands [member] | BB [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost		44
Fair value		127
Credit rating general account investments, excluding reinsurance assets [member] | The Netherlands [member] | B [member]
Disclosure of detailed information about credit rating [line items]
Fair value		19
Credit rating general account investments, excluding reinsurance assets [member] | The Netherlands [member] | CCC or lower [member]
Disclosure of detailed information about credit rating [line items]
Fair value		19
Credit rating general account investments, excluding reinsurance assets [member] | The Netherlands [member] | Assets not rated [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost		31,137
Fair value		1,418
Credit rating general account investments, excluding reinsurance assets [member] | The Netherlands [member] | Credit rating general account investments [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost		35,182
Fair value		34,983
Credit rating general account investments, excluding reinsurance assets [member] | The Netherlands [member] | Financial assets past due and or impaired assets [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost		176
Fair value		17
Credit rating general account investments, excluding reinsurance assets [member] | United Kingdom [member]
Disclosure of detailed information about credit rating [line items]
Fair value	1,483	1,893
Credit rating general account investments, excluding reinsurance assets [member] | United Kingdom [member] | AAA [member]
Disclosure of detailed information about credit rating [line items]
Fair value	55	74
Credit rating general account investments, excluding reinsurance assets [member] | United Kingdom [member] | AA [member]
Disclosure of detailed information about credit rating [line items]
Fair value	461	586
Credit rating general account investments, excluding reinsurance assets [member] | United Kingdom [member] | A [member]
Disclosure of detailed information about credit rating [line items]
Fair value	262	384
Credit rating general account investments, excluding reinsurance assets [member] | United Kingdom [member] | BBB [member]
Disclosure of detailed information about credit rating [line items]
Fair value	123	202
Credit rating general account investments, excluding reinsurance assets [member] | United Kingdom [member] | BB [member]
Disclosure of detailed information about credit rating [line items]
Fair value	1	1
Credit rating general account investments, excluding reinsurance assets [member] | United Kingdom [member] | Assets not rated [member]
Disclosure of detailed information about credit rating [line items]
Fair value	582	644
Credit rating general account investments, excluding reinsurance assets [member] | United Kingdom [member] | Credit rating general account investments [member]
Disclosure of detailed information about credit rating [line items]
Fair value	1,483	1,893
Credit rating general account investments, excluding reinsurance assets [member] | International [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	43	93
Fair value	2,001	8,208
Credit rating general account investments, excluding reinsurance assets [member] | International [member] | AAA [member]
Disclosure of detailed information about credit rating [line items]
Fair value	91	738
Credit rating general account investments, excluding reinsurance assets [member] | International [member] | AA [member]
Disclosure of detailed information about credit rating [line items]
Fair value	157	699
Credit rating general account investments, excluding reinsurance assets [member] | International [member] | A [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	39	52
Fair value	891	2,610
Credit rating general account investments, excluding reinsurance assets [member] | International [member] | BBB [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	(5)	(4)
Fair value	745	3,311
Credit rating general account investments, excluding reinsurance assets [member] | International [member] | BB [member]
Disclosure of detailed information about credit rating [line items]
Fair value	71	272
Credit rating general account investments, excluding reinsurance assets [member] | International [member] | B [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost		18
Fair value	13	370
Credit rating general account investments, excluding reinsurance assets [member] | International [member] | CCC or lower [member]
Disclosure of detailed information about credit rating [line items]
Fair value	4	13
Credit rating general account investments, excluding reinsurance assets [member] | International [member] | Assets not rated [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	9	27
Fair value	9	79
Credit rating general account investments, excluding reinsurance assets [member] | International [member] | Credit rating general account investments [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	43	93
Fair value	1,980	8,093
Credit rating general account investments, excluding reinsurance assets [member] | International [member] | Financial assets past due and or impaired assets [member]
Disclosure of detailed information about credit rating [line items]
Fair value	€ 22	€ 116